Assumptions Used to Estimate Fair Values of Share Options Granted - Baidu, Inc. (Detail) - Parent Company	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, minimum	0.63%	1.51%	1.58%
Risk-free interest rate, maximum	1.23%	1.52%	2.49%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range, minimum	38.12%	34.83%	34.62%
Expected volatility range, maximum	39.82%	34.92%	35.14%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	5 years 9 months 18 days	5 years 10 months 24 days	5 years 9 months 29 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	5 years 10 months 9 days	6 years 3 days	6 years 10 days